Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 22,443	$ 18,133
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		8,684	12,310
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		12,212	4,712
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		1,459	970
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		88	141
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	23,610	18,157
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	9,024	12,372
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	13,042	4,687
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	1,470	960
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 74	$ 138

[1]	Balances are net of allowances, which are not significant.